Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Abstract]
Restricted cash relating to the issuance of guarantees	$ 10.1	$ 10.0
Restricted cash relating to debt financings	0.0	1.1
Restricted cash relating to others	0.4	0.0
Total restricted cash	10.5	11.1
Less: amounts included in current restricted cash	(2.5)	(3.3)	$ 0.0	$ (69.4)
Non-current restricted cash	$ 8.0	$ 7.8	$ 0.0	$ 0.0